KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Value
Communications - 7.2%
Cable & Satellite - 2.0%
Comcast Corporation - Class A	42,300	$ 1,572,291

Entertainment Content - 4.0%
Paramount Global - Class B	37,010	792,754
Walt Disney Company (The) (a)	23,500	2,340,835
		3,133,589
Telecommunications - 1.2%
Deutsche Telekom AG - ADR	42,469	956,823

Consumer Discretionary - 14.4%
Apparel & Textile Products - 3.8%
adidas AG - ADR	20,550	1,539,811
VF Corporation	57,900	1,437,078
		2,976,889
Automotive - 7.3%
Continental AG - ADR	296,600	2,134,037
General Motors Company	92,720	3,591,973
		5,726,010
E-Commerce Discretionary - 1.9%
eBay, Inc.	32,900	1,510,110

Home Construction - 1.4%
Lennar Corporation - Class B	13,150	1,073,829

Consumer Staples - 3.2%
Food - 3.2%
Ingredion, Inc.	9,800	974,120
Tyson Foods, Inc. - Class A	26,100	1,546,164
		2,520,284
Energy - 11.7%
Oil & Gas Producers - 9.1%
BP plc - ADR	89,120	3,529,152
Pioneer Natural Resources Company	6,125	1,227,511
Shell plc - ADR	39,454	2,397,620
		7,154,283

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.4% (Continued)	Shares	Value
Energy - 11.7% (Continued)
Oil & Gas Services & Equipment - 2.6%
Schlumberger Ltd.	38,055	$ 2,024,906

Financials - 20.7%
Banking - 11.1%
Bank of America Corporation	81,720	2,802,996
Citigroup, Inc.	54,100	2,742,329
Citizens Financial Group, Inc.	40,300	1,682,928
Truist Financial Corporation	32,300	1,516,485
		8,744,738
Insurance - 9.6%
Equitable Holdings, Inc.	60,150	1,889,913
Everest Re Group Ltd.	6,200	2,380,614
Hartford Financial Services Group, Inc. (The)	11,650	911,962
Lincoln National Corporation	74,850	2,374,242
		7,556,731
Health Care - 2.8%
Biotech & Pharma - 2.8%
Amgen, Inc.	2,150	498,069
Organon & Company	52,843	1,294,125
Viatris, Inc.	39,100	445,740
		2,237,934
Industrials - 9.9%
Electrical Equipment - 5.3%
Acuity Brands, Inc.	11,085	2,150,047
Johnson Controls International plc	31,549	1,978,753
		4,128,800
Machinery - 2.5%
Caterpillar, Inc.	3,550	850,402
Crane Holdings Company	9,600	1,149,888
		2,000,290
Transportation & Logistics - 2.1%
FedEx Corporation	8,000	1,625,760

Materials - 4.6%
Chemicals - 2.0%
DuPont de Nemours, Inc.	4,800	350,544

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.4% (Continued)	Shares	Value
Materials - 4.6% (Continued)
Chemicals - 2.0% (Continued)
LyondellBasell Industries N.V. - Class A	12,500	$ 1,199,875
		1,550,419
Metals & Mining - 2.6%
BHP Group Ltd. - ADR	6,900	420,693
Kinross Gold Corporation	160,600	587,796
Rio Tinto plc - ADR	15,100	1,052,923
		2,061,412
Technology - 17.9%
Semiconductors - 12.1%
Micron Technology, Inc.	44,400	2,567,208
Skyworks Solutions, Inc.	23,900	2,666,523
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	28,100	2,446,667
Teradyne, Inc.	18,000	1,820,520
		9,500,918
Technology Hardware - 2.8%
Cisco Systems, Inc.	44,520	2,155,659

Technology Services - 3.0%
Fidelity National Information Services, Inc.	37,400	2,370,038

Investments at Value - 92.4% (Cost $68,452,813)		$ 72,581,713

Other Assets in Excess of Liabilities - 7.6%		5,944,104

Net Assets - 100.0%		$ 78,525,817

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.